AXA PREMIER VIP TRUST

TARGET ALLOCATION PORTFOLIOS

SUPPLEMENT DATED FEBRUARY 18, 2009 TO

THE PROSPECTUS DATED MAY 1, 2008

This Supplement updates the above-referenced Prospectus, as supplemented, of the Target Allocation Portfolios of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, NY 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Sub-adviser to Certain Underlying Portfolios of the Trust in which the Trust’s Portfolios may invest.

Effective February 23, 2009, the information provided below supercedes and replaces information regarding EQ/Large Cap Value PLUS Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, and EQ/Intermediate Government Bond Index Portfolio which is provided in the Section of the Prospectus “Information Regarding the Underlying Portfolios.”

Domestic Equity

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that the Sub-adviser are trading at a discount to their long term earnings power, usually because of a situation the Sub-adviser’s research suggests will be temporary.

•     Convertible Securities Risk

•     Currency Risk

•     Derivatives Risk

•     Equity Risk

•     Fixed Income Risk

•     Foreign Securities Risk

•     Investment Grade Securities Risk

•     Interest Rate Risk

•     Large-Cap Company Risk

•     Leveraging Risk

•     Value Investing Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. The Sub-adviser currently considers large-capitalization companies to be companies with market capitalization within the range of companies in the Russell 1000 Growth Index at the time of initial investment. Normally, the Portfolio invests in about 40-60 companies.	• Convertible Securities Risk • Currency Risk • Derivatives Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve long-term growth of capital.

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Sub-adviser believes offer the potential for capital growth.

The Portfolio may invest in U.S. and foreign issuers, and generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

•     Convertible Securities Risk

•     Credit Risk

•     Currency Risk

•     Equity Risk

•     Fixed Income Risk

•     Focused Portfolio Risk

•     Foreign Securities Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Junk Bonds or Lower Rated Securities Risk

•     Large-Cap Company Risk

•     Non-Diversification Risk

•     Small-Cap and Mid-Cap Company Risk

•     Value Investing Risk

Domestic Equity
Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Mid Cap Index Portfolio	Seeks to achieve long-term growth of capital.	The Sub-adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. For purposes of this Portfolio, the Sub-adviser generally defines medium market capitalization companies as those whose market capitalization is within the capitalization range of the S&P MidCap 400 Index or the Russell Midcap Index. The Sub-adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.	• Derivatives Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Portfolio Turnover Risk • Small-Cap and Mid-Cap Company Risk • Value Investing Risk

EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve high current income consistent with relative stability of principal.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government Securities.

•     Credit Risk

•     Derivatives Risk

•     Fixed Income Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Mortgage-Backed and Asset-Backed Securities Risk

•     Portfolio Turnover Risk

•     Zero Coupon Risk